Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 12.2%
225,153	(1)	Alphabet, Inc. - Class A	$274,943,334	4.9
99,079	(1)	Alphabet, Inc. - Class C	120,777,301	2.2
2,928,369	(1)	Altice USA, Inc.	83,985,623	1.5
2,799,839		Comcast Corp. – Class A	126,216,742	2.2
279,019	(1)	Facebook, Inc. - Class A	49,687,704	0.9
225,479	(1)	Take-Two Interactive Software, Inc.	28,261,538	0.5
			683,872,242	12.2

		Consumer Discretionary: 13.8%
216,196	(1)	Amazon.com, Inc.	375,296,798	6.7
201,324	(1)	Burlington Stores, Inc.	40,228,562	0.7
313,113	(2)	Domino's Pizza, Inc.	76,584,309	1.4
895,848		Hilton Worldwide Holdings, Inc.	83,412,407	1.5
333,031	(1)	O'Reilly Automotive, Inc.	132,716,184	2.4
562,704		Ross Stores, Inc.	61,813,034	1.1
			770,051,294	13.8

		Consumer Staples: 4.4%
590,662		Church & Dwight Co., Inc.	44,441,409	0.8
391,310		Constellation Brands, Inc.	81,110,737	1.4
308,652		Hershey Co.	47,837,974	0.9
928,223		Philip Morris International, Inc.	70,479,972	1.3
			243,870,092	4.4

		Financials: 3.2%
693,122		Intercontinental Exchange, Inc.	63,954,367	1.1
742,109		Progressive Corp.	57,327,920	1.0
244,157		S&P Global, Inc.	59,813,582	1.1
			181,095,869	3.2

		Health Care: 14.0%
1,273,306		Baxter International, Inc.	111,376,076	2.0
2,587,188	(1)	Boston Scientific Corp.	105,272,680	1.9
370,282	(1),(2)	DexCom, Inc.	55,260,886	1.0
719,391		Eli Lilly & Co.	80,449,496	1.4
326,796		Humana, Inc.	83,551,933	1.5
196,136	(1)	Illumina, Inc.	59,668,494	1.1
1,981,789		Merck & Co., Inc.	166,826,998	3.0
447,648	(1)	Vertex Pharmaceuticals, Inc.	75,840,524	1.3
366,216		Zoetis, Inc.	45,626,851	0.8
			783,873,938	14.0

		Industrials: 10.1%
955,289		Ametek, Inc.	87,714,636	1.6
362,463		Boeing Co.	137,906,297	2.5
747,232	(2)	CSX Corp.	51,760,761	0.9
967,618		Delta Air Lines, Inc.	55,734,797	1.0
478,536		Honeywell International, Inc.	80,968,291	1.4
649,103		Ingersoll-Rand PLC - Class A	79,975,981	1.4
341,968		L3Harris Technologies, Inc.	71,348,203	1.3
			565,408,966	10.1

		Information Technology: 37.2%
1,228,790		Apple, Inc.	275,212,096	4.9
326,078		Broadcom, Inc.	90,020,354	1.6
617,063		CDW Corp.	76,046,844	1.4
682,629		Fidelity National Information Services, Inc.	90,625,826	1.6
1,251,055	(1)	Fiserv, Inc.	129,596,787	2.3
1,083,649	(1)	GoDaddy, Inc.	71,499,161	1.3
563,987		Intuit, Inc.	149,986,703	2.7
301,589		Lam Research Corp.	69,700,234	1.3
3,669,076		Microsoft Corp.	510,111,636	9.1
528,000		Motorola Solutions, Inc.	89,976,480	1.6
702,248		NXP Semiconductor NV - NXPI - US	76,629,302	1.4
870,354	(1)	Salesforce.com, Inc.	129,195,348	2.3
527,463	(1)	Synopsys, Inc.	72,394,297	1.3
1,444,132	(2)	Visa, Inc. - Class A	248,405,145	4.4
			2,079,400,213	37.2

		Materials: 1.4%
237,467		Avery Dennison Corp.	26,969,127	0.5
244,810	(1)	Berry Global Group, Inc.	9,613,689	0.2
470,666	(1),(2)	Crown Holdings, Inc.	31,092,196	0.5
129,163		LyondellBasell Industries NV - Class A	11,556,213	0.2
			79,231,225	1.4

		Real Estate: 2.5%
638,374		American Tower Corp.	141,163,643	2.5

	Total Common Stock
	(Cost $4,565,568,233)		5,527,967,482	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Commercial Paper: 0.1%
450,000	(3)	Banco Santander S.A., 2.110%, 01/09/2020	447,379	0.0
375,000	(3)	Bank of Montreal, 2.210%, 11/20/2019	373,881	0.0
950,000	(3)	BNP Paribas, 2.230%, 11/26/2019	947,026	0.1
650,000	(3)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	648,596	0.0
650,000	(3)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	648,786	0.0
500,000	(3)	United Overseas Bnk Group, 2.080%, 01/16/2020	496,835	0.0
			3,562,503	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes: 0.3%
675,000	(3)	Bedford Row Funding, 2.130%, 12/16/2019	$674,977	0.0
575,000	(3)	Commonwealth Bank of Australia, 2.180%, 01/24/2020	575,032	0.0
800,000	(3)	Credit Suisse Group AG, 2.190%, 10/10/2019	800,005	0.0
925,000	(3)	Credit Suisse Group AG, 2.000%, 01/16/2020	924,944	0.1
500,000	(3)	DNB ASA, 2.140%, 12/06/2019	499,964	0.0
700,000	(3)	DNB ASA, 2.150%, 10/10/2019	699,996	0.0
700,000	(3)	HSBC Holdings PLC, 2.170%, 11/08/2019	700,000	0.0
250,000	(3)	HSBC Holdings PLC, 2.180%, 12/27/2019	250,021	0.0
800,000	(3)	Lloyds Bank PLC, 2.160%, 11/13/2019	799,991	0.0
875,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.220%, 01/16/2020	875,013	0.0
500,000	(3)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	500,002	0.0
700,000	(3)	National Bank Of Canada, 2.150%, 10/10/2019	699,996	0.0
800,000	(3)	Natixis S.A., 2.370%, 01/24/2020	800,121	0.0
400,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.160%, 10/07/2019	400,002	0.0
300,000	(3)	Royal Bank Of Canada, 2.150%, 10/11/2019	299,997	0.0
600,000	(3)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	599,979	0.0
825,000	(3)	Societe Generale, 2.220%, 12/02/2019	825,013	0.0
775,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.130%, 10/15/2019	774,991	0.0
300,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.170%, 10/22/2019	300,001	0.0
300,000	(3)	The Sumitomo Mitsui Financial Group, 2.170%, 10/10/2019	300,000	0.0
989,000	(3)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	988,993	0.1
625,000	(3)	The Sumitomo Mitsui Financial Group, 2.180%, 01/10/2020	624,917	0.0
800,000	(3)	Toronto-Dominion Bank, 2.140%, 10/09/2019	799,994	0.0
475,000	(3)	Toronto-Dominion Bank, 2.150%, 12/23/2019	474,991	0.0
925,000	(3)	Toyota Motor Corp., 2.270%, 03/13/2020	924,922	0.1
			16,113,862	0.3

		Repurchase Agreements: 0.9%
12,039,095	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $12,039,887, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,279,877, due 10/25/19-07/15/61)	12,039,095	0.2
16,498,205	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $16,499,285, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $16,829,286, due 10/15/19-09/09/49)	16,498,205	0.3
16,498,205	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $16,499,276, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $16,828,169, due 10/15/19-09/01/49)	16,498,205	0.3
4,789,428	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $4,789,759, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,885,230, due 04/15/21-09/09/49)	4,789,428	0.1
			49,824,933	0.9

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit: 0.0%
550,000	(3) Oversea-Chinese Banking Corp., Ltd., 2.090%, 12/18/2019	$549,954	0.0
800,000	(3) The Norinchukin Bank, 2.210%, 12/05/2019	800,177	0.0
		1,350,131	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
73,726,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $73,726,000)	73,726,000	1.3

	Total Short-Term Investments
	(Cost $144,577,429)	144,577,429	2.6

	Total Investments in Securities (Cost $4,710,145,662)	$5,672,544,911	101.4
	Liabilities in Excess of Other Assets	(75,814,861)	(1.4)
	Net Assets	$5,596,730,050	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$5,527,967,482	$–	$–	$5,527,967,482
Short-Term Investments	73,726,000	70,851,429	–	144,577,429
Total Investments, at fair value	$5,601,693,482	$70,851,429	$–	$5,672,544,911

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,718,090,187.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,010,007,728
Gross Unrealized Depreciation	(55,553,004)

Net Unrealized Appreciation	$954,454,724